Note 17 - Non-Controlling Interests	12 Months Ended
Sep. 30, 2011
Non-Controlling Interests
Non-Controlling Interests

(17)     NON-CONTROLLING INTERESTS

Non-controlling interests arose from the Company’s ownership of 13% interest in Hongzhan before it was disposed of in exchange for certain patents, as further disclosed in Note 1.